JD Technology reorganization	12 Months Ended
Dec. 31, 2023
JD Technology reorganization
JD Technology reorganization
6.	JD Technology reorganization
In the first half of 2017, the Group entered into a series of definitive agreements relating to the reorganization of JD Technology. Pursuant to the definitive agreements, the Group disposed all its equity stake of 68.6% in JD Technology so that it held neither legal ownership nor effective control of JD Technology, received RMB14.3 billion in cash and is entitled to a royalty and software technical services fee of 40% of the future pre-tax
profit of JD Technology when JD Technology has a positive
pre-tax
income on a cumulative basis. In addition, the Group would be able to convert its profit sharing right with respect to JD Technology into 40% of JD Technology’s equity interest, subject to applicable regulatory approvals. Upon the completion of the reorganization on June 30, 2017, JD Technology was deconsolidated from the Group. After JD Technology’s additional round of financing in 2018, the Group’s percentage of JD Technology’s pre-tax
profit sharing has been diluted to approximately 36%, and if permitted by the regulation, the Group is entitled to convert its profit-sharing right into approximately 36% of JD Technology’s equity interest.
In June 2020, the Group entered into agreements with JD Technology, pursuant to which the Group has, through a consolidated PRC domestic company, acquired an aggregate of 36.8% equity interest in JD Technology by converting the profit sharing right and investing additional RMB1.78 billion in cash in JD Technology. In addition, in June 2020, the shareholders of JD Technology passed a unanimous resolution to restructure JD Technology as a company limited by shares and adopt the dual class voting structure. As a result of this dual class voting shareholding structure, the Group held approximately 18.7% voting power of JD Technology. The transaction has been completed in June 2020. Accordingly, subsequent to the completion of the transaction, investment in JD Technology has been accounted for using equity method, as the Group has significant influence but does not own a majority equity interest or otherwise control. The Group and JD Technology are both controlled by Mr. Richard Qiangdong Liu before and after the transaction, so the acquisition of JD Technology’s equity interest was achieved through an under the common control transaction.
Pursuant to the supplemental agreement entered between JD Technology and its shareholders in June 2020, upon certain redemption events of JD Technology, the Group and Suqian Dongtai Jinrong Investment Management Center, Suqian Mingjin Chuangyuan Enterprise Management Consulting Partnership, Mr. Richard Qiangdong Liu have the obligation to make up the shortfall (if any) of the redemption price to the other shareholders of JD Technology when all other means are exhausted, and the shortfall is capped by the proceeds from the sales of the guarantor’s shares of JD Technology. As the Group and JD Technology both are entities under common control of Mr. Richard Qiangdong Liu, the Group is therefore exempted from recording a guarantee liability in its consolidated financial statements. Based on the Group’s assessment, the chance to settle the guarantee obligation by the Group is not probable as of December 31, 2023.
On March 31, 2021, the Group entered into definitive agreements with JD Technology relating to the reorganization of the Group’s cloud computing and artificial intelligence business (“JD Cloud & AI”). Pursuant to the definitive agreements, the Group transferred JD Cloud & AI and additional RMB4 billion in cash, as consideration in exchange for newly issued ordinary shares of JD Technology. To support the smooth business transition of JD Cloud & AI, the Group also transferred some equipment and reserved some restricted share units of the Group for the employees of JD Cloud & AI, for which JD Technology paid cash consideration. Upon completion of the transactions on March 31, 2021, JD Cloud & AI was deconsolidated from the Group’s consolidated financial statements, and the Group’s equity interest in JD Technology increased from 36.8% to 41.7%. The Group and JD Technology are both controlled by Mr. Richard Qiangdong Liu before and after the transaction, so the acquisition of JD Technology’s equity interest was achieved through an under the common control transaction.